Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Total product revenue		$ 43,386,000	$ 34,661,000
Gross loss		(1,290,000)	(30,029,000)
Operating expenses
General and administrative		37,698,000	41,093,000
Research and development		19,589,000	30,679,000
Sales and marketing		6,388,000	9,547,000
Total operating expenses		63,675,000	81,319,000
Loss from operations		(64,965,000)	(111,348,000)
Other non-operating income (expense)
Other expense, net		(12,047,000)	(4,835,000)
Loss before provision for income taxes		(75,822,000)	(73,317,000)
Provision for income taxes		21,000	8,000
Net loss		(75,843,000)	(73,325,000)
Other comprehensive income
Total comprehensive loss		$ (75,104,000)	$ (73,683,000)
Basic net loss per share (in dollar per share)	[1]	$ (13.11)	$ (13.31)
Diluted net loss per share (in dollar per share)	[1]	$ (13.11)	$ (13.32)
Weighted average shares outstanding — basic (in shares)	[1]	5,787,000	5,508,000
Weighted average shares outstanding — diluted (in shares)	[1]	5,787,000	5,812,000
ElectraMeccanica Vehicles Corp
Total product revenue		$ 608,429	$ 6,812,446
Cost of revenue		1,549,621	33,067,782
Gross loss		(941,192)	(26,255,336)
Operating expenses
General and administrative		32,450,361	39,755,257
Acquisition related expenses		7,562,652
Research and development		9,154,084	22,031,212
Sales and marketing		2,962,900	14,663,968
Impairment		1,929,410	7,592,641
Total operating expenses		54,059,407	84,043,078
Loss from operations		(55,000,599)	(110,298,414)
Other non-operating income (expense)
Interest income		4,908,398	2,301,218
Impairment of loan receivable		(6,000,000)
Changes in fair value of derivative liabilities			191,202
Gain / (loss) on settlement of legal liabilities		712,715	(15,700,000)
Other expense, net		(2,133,266)	(44,764)
Foreign exchange loss		(68,448)	(124,201)
Loss before provision for income taxes		(57,581,200)	(123,674,959)
Provision for income taxes		1,000	23,554
Net loss		(57,582,200)	(123,698,513)
Other comprehensive income
Foreign currency translation adjustments		14,747	64,425
Total comprehensive loss		$ (57,567,453)	$ (123,634,088)
Basic net loss per share (in dollar per share)		$ (0.48)	$ (1.04)
Diluted net loss per share (in dollar per share)		$ (0.48)	$ (1.04)
Weighted average shares outstanding — basic (in shares)		119,288,852	118,739,410
Weighted average shares outstanding — diluted (in shares)		119,288,852	118,739,410

[1]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.